Accounts Receivable, Net - Schedule of Accounts Receivable (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Accounts Receivable [Abstract]
Accounts receivable:	$ 21,378,868	$ 17,740,659
Retention receivable	559,064	852,091
Less: allowance for credit losses	(1,880,343)	(836,974)
Accounts receivable, net	$ 19,498,525	$ 16,903,685